Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Past Due Financing Receivables [Table Text Block]

The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

Jurisdiction/Aging	June 30, 2013	% of total markers receivable	December 31, 2012	% of total markers receivable
PRC
0-30 days	$53,901,989		$40,749,342
31-60 days	31,414,463		28,065,490
61-90 days	20,308,652		26,651,442
Greater than 90 days	-		4,012,489
Total	$105,625,104	41%	$99,478,763	41%

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]

There were no changes in the valuation techniques during the six months ended June 30, 2013.

	Fair Value
Contingent Consideration	at 6/30/2013	Valuation Techniques	Unobservable Input	Range

King’s Gaming	$9,000,000	Forecasted Performance, 2013-2022	Chip Turnover Annual Growth	1.9% - 15.0%

		Forecasted Performance, 2013-2022	Operating Income/Chip Turnover	0.29% - 0.31%

		Monte Carlo Method	Average Simulated Share Prices	$4.22- $5.29

Oriental VIP Room	$47,813,997	Forecasted Performance, 2013-2015	Chip Turnover Annual Growth	8.6% - (16.0%)

		Monte Carlo Method	Average Simulated Share Prices	$3.87- $4.00

Bao-Li Gaming	$47,758,470	Forecasted Performance, 2013-2015	Chip Turnover Annual Growth	10.0% - (60.0%)

		Monte Carlo Method	Average Simulated Share Prices	$4.20- $4.31

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The calculations of earnings per share are computed as follows for the three and six months ended June 30, 2013 and 2012:

	Three Months	Three Months Ended	Six Months	Six Months Ended
	Ended	June 30, 2012	Ended	June 30, 2012
	June 30, 2013	(Restated)	June 30, 2013	(Restated)
Numerator:
Net income (loss) attributable to Ordinary Shareholders for basic and diluted earnings per share	$(2,978,581)	$22,037,168	$3,975,124	$37,365,472
Denominator:
Denominator for basic earnings per share
- Weighted-average Ordinary Shares outstanding during the period	46,101,725	45,906,424	45,032,405	45,912,282
Effect of dilutive securities:
- Bao Li earn out shares	-	-	260,544	-
- Weighted average Unit Purchase Option	-	493	-	116,950
Denominator for diluted earnings per share	46,101,725	45,906,917	45,292,949	46,029,232

Basic earnings (loss) per share	$(0.06)	$0.48	$0.09	$0.81
Diluted earnings (loss) per share	$(0.06)	$0.48	$0.09	$0.81

Schedule of Differences between Reported Amount and Reporting Currency Denominated Amount [Table Text Block]

Any translation adjustments resulting are not included in determining net income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	June 30, 2013	June 30, 2012	December 31, 2012
Period end HK$:US$ exchange rate	$7.76	$7.76	$7.75
Average three-months ended HK$:US$ exchange rate	$7.76	$7.76	$-
Average six-months ended HK$:US$ exchange rate	$7.76	$7.76	$-
Average annual HK$:US$ exchange rate	$-	$-	$7.76